SUPPLEMENTAL FINANCIAL INFORMATION - Sale Of Product Line (Details) - Retail Branding and Information Solutions - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	May 31, 2015	Apr. 04, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of product line	$ 1.5
Loss on sale of product line and related transaction and exit costs	8.5
Severance costs	$ 3.4
Other expense, net
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of long-lived assets of product line		$ 2.0